OTHER LIABILITIES - NON CURRENT AND CURRENT (Other liabilities - Non-current) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other liabilities [Abstract]
Post-employment benefits	$ 432,648	$ 405,935
Other employee benefits	52,647	44,496
Asset retirement obligation	41,673	26,556
Other	24,888	30,616
Other liabilities – Non-current	$ 551,856	$ 507,603